INCOME TAX - Reconciliation between the tax rate applied and relevant tax rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX
Income before taxes	$ (84,016,836)	$ 187,940,022	$ 247,485,280
Tax rate	35.00%	30.00%	35.00%
Income for the year at tax rate	$ (29,339,681)	$ 55,447,615	$ 86,287,599
Contribution SGR (Mutual Guarantee Societies)	(17,500)	(3,875,038)	(120,316)
Tax inflation adjustment	(15,829,609)	4,727,101	8,359,709
Others	(1,375,944)	(6,216,889)	332,195
Non-deductible results	216,121	297,622	4,644,367
Income tax	$ (46,346,613)	$ 50,380,411	$ 99,503,554